General (Schedule of Components Of Intangible Assets With Annual Rates Of Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Oct. 01, 2012 Frisk Software, Inc. [Member]	Oct. 01, 2012 Frisk Software, Inc. [Member] Trademarks [Member]	Oct. 01, 2012 Frisk Software, Inc. [Member] Intellectual Property [Member]	Nov. 16, 2012 Eleven GMBH [Member]	Nov. 16, 2012 Eleven GMBH [Member] Trademarks [Member]	Nov. 16, 2012 Eleven GMBH [Member] Customer Relations [Member]	Nov. 16, 2012 Eleven GMBH [Member] Technology [Member]	Nov. 16, 2012 Eleven GMBH [Member] In Process R&D [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 2,250	$ 984	$ 1,266	$ 9,100	$ 671	$ 3,037	$ 4,611	$ 781
Annual rates of amortization	8.00%	10.00%	6.70%	10.00%	10.00%		10.00%		[1]

[1]	The In Process R&D will be amortized when the development will be completed.